Subsequent events - Additional Information (Detail)	Oct. 08, 2023 shares	Oct. 03, 2023 shares	Oct. 19, 2023 EUR (€) letter_of_credit	Sep. 30, 2023 shares	Dec. 19, 2022 EUR (€)
Issuance of guarantees and letters of credit | Renewed facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | €					€ 30,000,000
Entering into significant commitments or contingent liabilities | Issuance of guarantees and letters of credit | Renewed facility | Solarpark Lindenhof GmbH
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | €			€ 6,250,000
Number of borrowing instruments | letter_of_credit			1
Entering into significant commitments or contingent liabilities | Issuance of guarantees and letters of credit | Renewed facility | Société Générale
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | €			€ 6,250,000
Number of borrowing instruments | letter_of_credit			1
Public warrants
Disclosure of non-adjusting events after reporting period [line items]
Warrants outstanding (in shares)				13,799,948
Public warrants | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Issuance of shares due to conversion of warrants (in shares)	770,110	2,996,918
Conversion of warrants (in shares)	(159,712)	13,029,838
Private warrants
Disclosure of non-adjusting events after reporting period [line items]
Warrants outstanding (in shares)				0